REGISTRATION NO. 333-98683





                     U.S. SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

  [X] PRE-EFFECTIVE AMENDMENT NO. __1__ [  ]  POST-EFFECTIVE AMENDMENT NO. _____


                        (CHECK APPROPRIATE BOX OR BOXES)

                EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:

                   USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                              55 GREENS FARMS ROAD

                           WESTPORT, CONNECTICUT 06881

                  REGISTRANT'S TELEPHONE NUMBER: 1-877-833-7113

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                                  CURTIS BARNES

                               BISYS FUND SERVICES

                                3435 STELZER ROAD

                              COLUMBUS, OHIO 43219

                                    COPY TO:

                               JAMES D. ALT, ESQ.

                              DORSEY & WHITNEY LLP

                                   SUITE 1500

                              50 SOUTH SIXTH STREET

                          MINNEAPOLIS, MINNESOTA 55402

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS POSSIBLE FOLLOWING THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.
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THE TITLE OF THE SECURITIES BEING REGISTERED IS SHARES.

NO FILING FEE IS REQUIRED BECAUSE AN INDEFINITE NUMBER OF SHARES OF THE REGISTRANT HAVE PREVIOUSLY BEEN REGISTERED ON FORM N-1A (REGISTRATION NOS. 333-83423 AND 811-9491) PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. THE REGISTRANT'S RULE 24F-2 NOTICE FOR THE FISCAL YEAR ENDED DECEMBER 31, 2001 WAS FILED ON JULY 30, 2002. PURSUANT TO RULE 429 UNDER THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT RELATES TO THE SHARES PREVIOUSLY REGISTERED ON THE AFORESAID REGISTRATION STATEMENT ON FORM N-1A.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILL A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.




                                   SIGNATURES

         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the city of Golden Valley, and the state of Minnesota on the 19th day of September, 2002.

                                USAllianz Variable Insurance Products Trust

                                By   /s/ CHRISTOPHER PINKERTON
                                     -------------------------
                                Name:    Christopher Pinkerton
                                Title:   Chairman of the Board and President

                  As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                  Title                              Date

/s/ CHRISTOPHER PINKERTON  Chairman of the Board and          September 19, 2002
-------------------------
Christopher Pinkerton*     President

/s/ STEVEN D. PIERCE       Treasurer (principal financial and September 19, 2002
                           accounting officer)
Steven D. Pierce


/s/ HARRISON CONRAD        Trustee                            September 19, 2002
-------------------
Harrison Conrad*


/s/ ROGER A. GELFENBEIN   Trustee                             September 19, 2002
-----------------------
Roger A. Gelfenbein*


/s/ ARTHUR C. REEDS III   Trustee                             September 19, 2002
-----------------------
Arthur C. Reeds III*


*        By: /s/ STEWART GREGG
             -----------------
         Stewart Gregg, as attorney-in-fact

*        Pursuant to powers of attorney filed herewith.